Loans payable and notes payable (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Schedule of loans payable
December 31,		December 31,
	2020		2019
	$		$
Senior Secured Corporate Credit Facility with Banco de Credito del Peru
Current Portion	18,480		-
Long term Portion	80,903		99,814
	99,383		99,814